Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease (Details)	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 141,044
2017	203,003
2018	209,093
2019	70,038
Total	$ 623,178